NYSE Group

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
NOV 0 1 2007

November 1, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS

001-33217

07082264

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GLG PARTNERS, INC., Units (each consisting of one share of Common Stock, $0.0001 par value, and one Warrant), Common Stock include in the Units, and Warrants included in the Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A received on November 1, 2007. Tentative listing date – November 5, 2007.

Sincerely,

Paras Madho

PROCESSED
NOV 19 2007
THOMSON
FINANCIAL

END